Amortization and Depreciation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Transactions Between Related Parties [Line Items]
Summary of Amortization and Depreciation Expenses

Amortization and depreciation expenses are composed of the following:

	2022	2021	2020
Amortization of intangible assets	6,891	3,917	656
Right-of-use asset amortization	518	453	181
Depreciation of Property, plant & equipment	738	377	155
Total Amortization and Depreciation	8,147	4,747	992